COMMITMENTS AND CONTINGENCIES - Narrative (Details)	1 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Feb. 28, 2025 $ / shares	Dec. 31, 2024 USD ($) claim	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) claim	Aug. 06, 2025 USD ($) claim	Dec. 31, 2025 USD ($) claim	Dec. 31, 2024 USD ($) claim	Jan. 31, 2026 USD ($)	Aug. 31, 2024 USD ($)
Other Commitments [Line Items]
Long-term programming and talent commitments				$ 36,083,000,000		$ 36,083,000,000
Long-term committed purchase obligations				1,675,000,000		1,675,000,000
Outstanding letters of credit and surety bonds				235,000,000		$ 235,000,000
Cost for settlement and defense of asbestos claims, net of insurance recoveries and tax benefits				$ 23,000,000	$ 11,000,000		$ 34,000,000
Reasonably estimable period for long-term asbestos liability (in years)						10 years
Increase for asbestos matters accrual		$ 57,000,000	$ 23,000,000
Asbestos Claims
Other Commitments [Line Items]
Number of pending asbestos claims | claim		18,310		17,490		17,490	18,310
Number of new asbestos claims | claim				1,300	1,890
Number of asbestos claims closed or moved to inactive docket | claim				1,810	2,200
Class A Common Stock
Other Commitments [Line Items]
Alternative offer after end of go shop period (in dollars per share) | $ / shares	$ 23.00
Class B Common Stock
Other Commitments [Line Items]
Alternative offer after end of go shop period (in dollars per share) | $ / shares	$ 19.00
Subsequent Event
Other Commitments [Line Items]
Outstanding letters of credit and surety bonds								$ 1,820,000,000
Standby Letter of Credit Facility
Other Commitments [Line Items]
Outstanding letters of credit and surety bonds				$ 0		$ 0
Maximum borrowing capacity under credit facility				1,900,000,000		1,900,000,000			$ 1,900,000,000
Sports programming rights
Other Commitments [Line Items]
Long-term programming and talent commitments				31,960,000,000		31,960,000,000
Production and licensing of television and film programming, including talent contracts
Other Commitments [Line Items]
Long-term programming and talent commitments				$ 4,120,000,000		$ 4,120,000,000